Condensed Financial Information of the Parent Company - Balance Sheets - Parentheticals (Details) - $ / shares	Sep. 30, 2020	Sep. 12, 2020	Sep. 11, 2020	Sep. 30, 2019
Parent Company Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	20,000,000	20,000,000
Common stock, shares issued	20,517,703			12,589,857
Common stock, shares outstanding	20,517,703			12,589,857
Reportable legal entity | FMI
Parent Company Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.001			$ 0.001
Common stock, shares authorized	200,000,000			200,000,000
Common stock, shares issued	20,517,703			12,589,857
Common stock, shares outstanding	20,517,703			12,589,857